Cambria LargeCap Shareholder Yield ETF
Schedule of Investments
July 31, 2025 (Unaudited)

COMMON STOCKS - 98.8%	Shares	Value
Communication Services - 10.1%
AT&T, Inc.	5,288	$144,944
Comcast Corp. - Class A	2,608	86,664
Fox Corp. - Class A	1,857	103,547
Interpublic Group of Cos., Inc.	3,552	87,379
Verizon Communications, Inc.	2,546	108,867
		531,401

Consumer Discretionary - 12.3%
eBay, Inc.	1,896	173,958
General Motors Co.	2,048	109,240
Lennar Corp. - Class A	632	70,898
PulteGroup, Inc.	864	97,563
Toll Brothers, Inc.	808	95,635
Yum China Holdings, Inc.	2,109	98,448
		645,742

Consumer Staples - 10.2%
Archer-Daniels-Midland Co.	1,568	84,954
Conagra Brands, Inc.	3,520	64,275
General Mills, Inc.	1,576	77,192
Kraft Heinz Co.	3,128	85,895
Molson Coors Beverage Co. - Class B	1,976	96,271
US Foods Holding Corp. (a)	1,505	125,412
		533,999

Energy - 8.8%
Chevron Corp.	632	95,836
EOG Resources, Inc.	784	94,096
Marathon Petroleum Corp.	568	96,668
Phillips 66	704	87,000
Valero Energy Corp.	632	86,780
		460,380

Financials - 27.6%(b)
Aflac, Inc.	1,120	111,283
American Financial Group, Inc.	808	100,919
American International Group, Inc.	1,344	104,335
Bank of New York Mellon Corp.	1,560	158,262
Citizens Financial Group, Inc.	2,640	125,981
Corebridge Financial, Inc.	3,424	121,758
Hartford Insurance Group, Inc.	1,000	124,390
MetLife, Inc.	1,368	103,900
PayPal Holdings, Inc. (a)	1,166	80,174
Principal Financial Group, Inc.	1,192	92,773
Prudential Financial, Inc.	816	84,521
Synchrony Financial	1,870	130,283
Truist Financial Corp.	2,544	111,198
		1,449,777

Health Care - 6.1%
Centene Corp. (a)	1,536	40,043
Cigna Group	304	81,284
Pfizer, Inc.	4,027	93,789
Tenet Healthcare Corp. (a)	637	102,735
		317,851

Industrials - 4.2%
L3Harris Technologies, Inc.	422	115,974
Textron, Inc.	1,332	103,590
		219,564

Information Technology - 6.1%
Jabil, Inc.	872	194,604
TD SYNNEX Corp.	872	125,908
		320,512

Materials - 13.4%
Ball Corp.	1,835	105,072
CF Industries Holdings, Inc.	1,360	126,249
Eastman Chemical Co.	1,048	76,095
Newmont Corp.	1,776	110,290
Nucor Corp.	640	91,565
Reliance, Inc.	336	97,484
Steel Dynamics, Inc.	776	98,986
		705,741
TOTAL COMMON STOCKS (Cost $5,397,316)		5,184,967

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.9%
First American Treasury Obligations Fund - Class X, 4.24%(c)	46,307	46,307
TOTAL MONEY MARKET FUNDS (Cost $46,307)		46,307

TOTAL INVESTMENTS - 99.7% (Cost $5,443,623)		5,231,274
Other Assets in Excess of Liabilities - 0.3%		16,504
TOTAL NET ASSETS - 100.0%		$5,247,778
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized effective yield as of July 31, 2025.

Summary of Fair Value Disclosure as of July 31, 2025 (Unaudited)

Cambria LargeCap Shareholder Yield ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$5,184,967	$–	$–	$5,184,967
Money Market Funds	46,307	–	–	46,307
Total Investments	$5,231,274	$–	$–	$5,231,274

Refer to the Schedule of Investments for further disaggregation of investment categories.

Sector Classification as of July 31, 2025
(% of Total Investments)
Financials	$1,449,777	28.0	%(a)
Materials	705,741	13.6
Consumer Discretionary	645,742	12.5
Consumer Staples	533,999	10.3
Communication Services	531,401	10.2
Energy	460,380	8.9
Information Technology	320,512	6.2
Health Care	317,851	6.1
Industrials	219,564	4.2
Total Investments	$5,184,967	100.0%

Percentages are stated as a percent of total investments, excluding short-term investments.

(a) To the extent that the Fund invests a significant portion of its assets in securities of companies of a single sector, it is more likely to be impacted by events or conditions affecting the sector.